Share capital (Details) - shares		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Balance (in shares)		34,637,312
Issued to Lincoln Park Capital Fund, LLC			291,833
Balance (in shares)		36,233,162	34,637,312
Common Stock [Member]
Balance (in shares)		34,637,312	31,884,420
Issued through at-the-market offering	[1]		1,958,598
Issued through common share offering	[2]	1,361,691
Issued to Lincoln Park Capital Fund, LLC		1,361,691	2,453,051
Issued for cash upon exercise of options		200,000	215,000
Issued upon exercise of options in cashless transaction		19,749	50,495
Issued upon vesting of restricted share units, net of tax		14,410	34,346
Balance (in shares)		36,233,162	34,637,312
Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Issued to Lincoln Park Capital Fund, LLC	[3]		494,453

[1]	On March 7, 2016, the Company filed an Amended and Restated At Market Issuance Sales Agreement (the “Sales Agreement”) with FBR Capital Markets & Co. (“FBR”) and MLV & Co. LLC (“MLV”). The Company also filed a prospectus supplement pertaining to the Sales Agreement under which the Company may issue common shares through at-the-market (“ATM”) offerings with FBR and MLV as agents, up to an aggregate of $6,900. During the year ended December 31, 2017, 1,666,765 common shares were issued for gross proceeds of $6,890 under this prospectus supplement. On August 10, 2017, the Company filed a new prospectus supplement under which the Company may issue common shares through ATM offerings with FBR and MLV as agents, up to an aggregate of $10,700. During the year ended December 31, 2017, 291,833 common shares were issued for gross proceeds of $630 under this prospectus supplement.The Sales Agreement was terminated in April 2018.
[2]	On July 5, 2018, the Company filed a short form base shelf prospectus with the securities regulatory authorities in Canada, other than Quebec, and the United States Securities and Exchange Commission under a registration statement on Form F-10 (together, the “Base Shelf Prospectuses”). The Base Shelf Prospectuses provide for the potential offering in Canada and the United States of up to an aggregate of $250,000 of the Company’s common shares, preferred shares, debt securities, warrants, subscription receipts and units from time to time over a 25-month period. On July 10, 2018, the Company filed a prospectus supplement pertaining to sales under an At Market Issuance Sales Agreement (the “ATM Sales Agreement”) with B. Riley FBR, Inc. (“BRFBR”). Under the terms of the ATM Sales Agreement, the Company could sell through at-the-market offerings, with BRFBR as agent, such common shares as would have an aggregate offer price of up to $30,000, subject to an aggregate maximum of $13,000 that may be offered and sold under the prospectus supplement. BRFBR, at the Company’s discretion and instruction, is required to use its commercially reasonable efforts to sell the common shares at market prices. During the year ended December 31, 2018, the Company issued 1,361,691 common shares for gross proceeds of $5,392. Subsequent to December 31, 2018, the Company issued 2,970,781 common shares for gross proceeds of $6,347.The ATM Sales Agreement was terminated on March 1, 2019.
[3]	On January 12, 2016, the Company completed a purchase agreement (the “Purchase Agreement”) with Lincoln Park Capital Fund, LLC (“LPC”) which allowed LPC to purchase up to an aggregate value of $20,000 worth of common shares in the capital of the Company. On March 7, 2016, the Company filed a prospectus supplement pertaining to the Purchase Agreement, under which the Company may sell its common shares to LPC up to an aggregate of $6,900. During the year ended December 31, 2017, the Company issued 494,453 common shares under the Purchase Agreement to LPC for gross proceeds of $967.